INVENTORIES (Details) - Schedule of composition of inventories - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of composition of inventories [Abstract]
Technical stock	$ 315,286	$ 233,276
Non-technical stock	38,946	46,068
Total	$ 354,232	$ 279,344	$ 236,666